DEPOSIT FOR NON-CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposit Assets		$ 41,107
Debt Instrument, Collateral Amount		$ 18,403
PRC in Changzhou, Jiangsu Province [Member]
Interest free non-refundable deposits for buildings	$ 499
PRC in wuhan [Member]
Interest free non-refundable deposits for buildings	41,107
PRC in Prcin Chongqing Sichuan province [Member]
Interest free non-refundable deposits for buildings	$ 13,758